CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parentheticals) $ in Thousands	12 Months Ended
Dec. 31, 2019 CAD ($)
Statement of changes in equity [abstract]
Share capital issuance cost	$ 2,913